Property, Plant and Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,888.4	$ 1,873.7
Accumulated depreciation	939.2	876.3
Depreciation	113.6	104.2	103.6
WACC	8.00%
Property Under Capital Lease
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	16.9	17.8
Accumulated depreciation	15.8	15.8
Demonstration Equipment
Property, Plant and Equipment [Line Items]
Depreciation	4.3	3.6	3.4
Property, plant and equipment
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets	65.9
Finite-lived intangible assets
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets	$ 52.4